Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity [Abstract]
Shareholders' Equity
12. Shareholders’ Equity
Stockholder Rights Plan
     In 2005, the Company put in place a Rights Plan to protect the best interests of all shareholders. In general, the Plan vests stockholders of SINA with rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The rights will expire on February 22, 2015.
     In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.
Repurchase program
     In the fourth quarter of 2008, the Board authorized, but did not obligate, the Company to repurchase of up to $100 million of the Company’s ordinary shares on an opportunistic basis. Stock repurchases under this program may be made through open market purchases, in negotiated transactions off the market, in block trades pursuant to a 10b5-1 plan, which would give a third party independent discretion to make purchases of the Company’s ordinary shares, or otherwise and in such amounts as management deems appropriate. No shares had been repurchased as of December 31, 2008. In 2009, the Company had repurchased an aggregate of 2,454,956 shares in the open market, at an average price of $20.37 for a total consideration of $50.0 million.
The repurchase program expired on December 31, 2009. The repurchased shares were canceled in November 2009.
Private equity placement with New-Wave
     In September 2009, the Company entered into a definitive agreement for a private equity placement of its ordinary shares with New-Wave, a British Virgin Islands company established and controlled by Charles Chao, the Company’s Chief Executive Officer, and other members of the Company’s management. Investors in New-Wave include certain key managers and employees of the Company, including without limitation, Charles Chao, Herman Yu, Hong Du, Tong Chen and Yan Wang, and funds managed by CITIC Capital, whose Chief Executive Officer, Yichen Zhang, is a director of the Company. In November 2009, 5,608,612 ordinary shares were issued to New-Wave for the aggregate consideration of $180 million. The key managers and employees who have invested in New-Wave cannot effect a distribution of the Company’s ordinary shares underlying their shareholding interest in New-Wave unless the holders of more than 50% of New-Wave’s ordinary shares have requested such a distribution and certain other conditions have been satisfied. The shareholding interest in New-Wave of each of the key managers or employees, other than Charles Chao, corresponds to a number of the Company’s ordinary shares that, when aggregated with all other ordinary shares of the Company beneficially owned by such key managers or employees (including ordinary shares issuable upon exercise of options and vesting of restricted share units within 60 days from the date hereof), is less than one percent of the Company’s total issued and outstanding ordinary shares. The shares issued to New-Wave were subject to a six month lock-up and have customary registration rights pursuant to a Registration Rights Agreement entered into between SINA and New-Wave.
Amended and Restated 2007 Share Incentive Plan
     On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan will terminate on August 1, 2015, unless it is terminated earlier by our Board of Directors. Under the plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. The maximum number of ordinary shares available for issuance will be reduced by 1 share for every 1 share issued pursuant to a share option or share appreciation right and by 1.75 share for every 1 share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the Amended and Restated 2007 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 100% of the fair market value on the date of grant. Upon the adoption of the 2007 Plan on June 29, 2007, the 2007 Plan replaced the existing 1999 Stock Plan, 1999 Executive Stock Option Plan and 1999 Directors’ Stock Option Plan and, as a result, no additional awards could be made under such plans. As of December 31, 2010, there were 388,000 options and 538,000 restricted share units outstanding under the Amended and Restated 2007 Plan.
1999 Stock Plan
     In May 1999, the Company adopted the 1999 Stock Plan (the “1999 Plan”). The 1999 Plan provides for the granting of stock options to employees, consultants and directors of the Company. Options granted under the Plan may be either incentive stock options or nonqualified stock options. Incentive stock options (“ISO”) may be granted only to Company employees (including officers and directors who are also employees). Nonqualified stock options (“NSO”) may be granted to Company employees and consultants. Options under the Company’s 1999 Plan may be granted for a term of up to ten years and at prices determined by the Board of Directors of the Company, provided, however, that the exercise price of an ISO shall not be less than 100% of the fair value of the shares on the date of grant or, if granted to a 10% shareholder, shall not be less than 110% of the fair value of the shares on the date of grant. The exercise price of an NSO granted to an executive officer of the Company shall not be less than 100% of the fair value of the shares on the date of grant if such option is intended to qualify as performance-based compensation under Section 162(m) of the US Internal Revenue Code of 1986, as amended. Options granted under the 1999 Plan generally vest over a 4-year term. Certain grants are exercisable immediately under such terms and conditions as determined by the Board of Directors. Ordinary shares issued upon such early exercises are subject to rights of repurchases by the Company until such shares become fully vested. As of December 31, 2010, there were a total of 379,000 options outstanding under the 1999 Plan. Upon the adoption of the 2007 Plan, no additional awards could be made under the 1999 Plan.
1999 Executive Stock Option Plan
     In October 1999, the Board adopted the 1999 Executive Stock Option Plan (the “Executive Plan”). An aggregate of 2,250,000 ordinary shares have been approved for issuance under the Executive Plan. The Executive Plan provides for the granting of options to purchase ordinary shares and ordinary share purchase rights to eligible employees and consultants. There was no option outstanding under the Executive Plan as of December 31, 2010. Options under Executive Plan may be granted for a term of up to ten years and at prices determined by the Board of Directors of the Company, provided, however, that the exercise price of an ISO shall not be less than 100% of the fair value of the shares on the date of grant or, if granted to a 10% shareholder, shall not be less than 110% of the fair value of the shares on the date of grant. The exercise price of an NSO granted to an executive officer of the Company shall not be less than 100% of the fair value of the shares on the date of grant if such option is intended to qualify as performance-based compensation under Section 162(m) of the US Internal Revenue Code of 1986, as amended. Options granted under the Executive Plan generally vest over a four-year term. Certain grants are exercisable immediately under such terms and conditions as determined by the Board of Directors. Ordinary shares issued upon such early exercises are subject to rights of repurchases by the Company until such shares become fully vested. Upon the adoption of the 2007 Plan, no additional awards could be made under the Executive Plan.
1999 Directors’ Stock Option Plan
     In October 1999, the Board approved the 1999 Directors’ Stock Option Plan (the “Directors’ Plan”) covering an aggregate of 750,000 ordinary shares. The Directors’ Plan became effective on the effective date of the initial public offering and provides a non-employee director after the completion of the offering (1) a non statutory stock option to purchase 37,500 ordinary shares on the date on which he or she first becomes a member of the Board of Directors, and (2) an additional non statutory stock option to purchase 15,000 shares on the date of each annual shareholders’ meeting immediately thereafter, if on such date he or she has served on the Board for at least six months. All options granted under the Directors’ Plan shall have an exercise price equal to 100% of the fair value of the shares on the date of grant and shall have a term of 10 years from the date of grant. All options granted under the Directors’ Plan vest in full immediately upon grant. On September 27, 2005, the shareholders of the Company approved an increase to the aggregate number of ordinary shares issuable under the Directors’ Plan from 750,000 ordinary shares to 1,125,000 ordinary shares. As of December 31, 2010, 254,000 options were outstanding under the Directors’ Plan. Upon the adoption of the 2007 Plan, no additional awards could be made under the Directors’ Plan.
Stock-based Compensation

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Included in:
Costs of revenues	$2,989	$5,400	$3,248
Sales and marketing	2,369	5,973	2,098
Product development	1,812	4,112	1,978
General and administrative	6,232	17,759	6,943

	$13,402	$33,244	$14,267

     Stock-based compensation expense for 2009 included $10.7 million, which is attributable to the increase in fair value of the financed shares from the agreement date with New-Wave in September 2009, when the price was set, to the closing date of the private equity financing in November 2009, the measurement date for accounting purposes. The difference between the fair value of financed shares beneficially owned by management at the closing date and the amount paid by management set at the agreement date is deemed as compensation and recorded as stock-based compensation expense.
     As of December 31, 2010, there was $17.0 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock-based awards granted to the Company’s employees and non-employee directors which will be recognized over a weighted-average period of 1.6 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.
Valuation of Stock Options
     The assumptions used to value the Company’s option grants were as follows:

	Year Ended December 31,
	2010	2009	2008
Stock options:
Expected term (in years)	—	—	4.0
Expected volatility	—	—	46% - 50%
Risk-free interest rate	—	—	2.0% - 2.7%
Expected dividend yield	—	—	0
     No option was granted in 2010 and 2009. Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. The simplified method was used for 2008 due to the lack of industry comparison. Expected volatilities are based on historical volatilities of the Company’s ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.
     The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2008	3,851
Granted*	(2,202)
Cancelled/expired/forfeited	95

December 31, 2009	1,744
Granted*	(67)
Shares added under Amended and Restated 2007 Plan	5,000
Cancelled/expired/forfeited	65

December 31, 2010	6,742

*	In 2010 and 2009, 38,000 and 1,258,000 restricted shares units, or 67,000 and 2,202,000 equivalent shares, were granted, respectively.
Summary of Stock Option
     The following table sets forth the summary of option activities under the Company’ stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2008	2,835	$25.85	4.39	$4,018
Exercised	(1,118)	$23.42
Cancelled/expired/forfeited	(138)	$29.31

December 31, 2009	1,579	$27.30	3.68	$28,509
Exercised	(511)	$23.08
Cancelled/expired/forfeited	(47)	$28.94

December 31, 2010	1,021	$29.34	3.06	$40,321

Vested and expected to vest as of December 31, 2009	1,550	$27.17	3.68	$28,194
Exercisable as of December 31, 2009	1,136	$25.34	3.65	$22,702

Vested and expected to vest as of December 31, 2010	1,019	$29.33	3.06	$40,254
Exercisable as of December 31, 2010	858	$28.19	3.03	$34,846
     The total intrinsic value of options exercised during 2010 and 2009 was $13.9 million and $21.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option during 2010 was $12.5 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2010 and 2009 was $68.82 and $45.18, respectively.
     As of December 31, 2010, there was $3.0 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 1.3 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.
     Information regarding the stock options outstanding at December 31, 2010 is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
$1.32 - $23.17	256	$19.77	256	$19.77	2.07
$24.23 - $30.35	284	$25.61	284	$25.61	3.71
$33.29 - $33.29	267	$33.29	139	$33.29	3.19
$33.68 - $49.95	214	$40.81	179	$40.39	3.23

	1,021	$29.34	858	$28.19	3.06

Summary of Service-Based Restricted Share Units
     The following table sets forth the summary of service-based restricted share unit activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2008	75	$46.83
Awarded*	1,258	$28.30
Vested	(458)	$32.22
Cancelled	(8)	$22.82

December 31, 2009	867	$27.88
Awarded*	38	$43.57
Vested	(345)	$27.07
Cancelled	(22)	$38.90

December 31, 2010	538	$29.06

*	36,000 and 42,000 restricted shares units were granted to non-employee directors, respectively in 2010 and 2009.
     Restricted share units are not considered outstanding in the computation of basic earnings per share. As of December 31, 2010, there was $14.0 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based restricted share units granted to the Company’s employees and non-employee directors. This cost is expected to be recognized over a weighted-average period of 1.7 years. The total fair value based on the respective vesting dates of the restricted share units vested during the year ended December 31, 2010 was $15.9 million
Summary of Performance-Based Restricted Share Units
     The following table sets forth the summary of performance-based restricted share unit activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2008	68	$40.57
Vested	(68)	$40.57

December 31, 2009	—	—

December 31, 2010	—	—

     Restricted share units are not considered outstanding in the computation of basic earnings per share. As of December 31, 2010, there was no unrecognized compensation cost related to non-vested, performance-based restricted share units granted to the Company’s employees.
     In September 2008, COHT adopted a 2008 Share Incentive Plan (the “2008 COHT Plan”). The 2008 COHT Plan permits the granting of stock options, share appreciation rights, restricted share units and restricted shares of COHT to employees, directors and consultants. Estimated grant date fair value of options granted in 2009 and 2008 was $0.5 million. Stock compensation expenses related to the grant are amortized over four years on a straight-line basis, with $119,000 and $42,000 expensed in 2009 and 2008, respectively. The 2008 COHT Plan was assumed by CRIC in the Transaction described in Note 3. In August 2010, the Company’s subsidiary T.CN Corporation adopted a 2010 Share Incentive Plan (the “2010 T.CN Plan”), which permits the granting of stock options, share appreciation rights, restricted share units and restricted shares of T.CN to employees, directors and consultants. During 2010, the Company granted options of T.CN equivalent to approximately 15.9% of the subsidiary’s ordinary shares on a fully diluted basis. Estimated grant date fair value of options granted in 2010 was $4.2 million. Stock compensation expenses related to the grants are amortized over four years on a straight-line basis with $267,000 expensed in 2010.